STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional Liquid Reserves Fund

Institutional Class (SSHXX) Administration Class (SSYXX) Investment Class (SSVXX)

Investor Class (SSZXX) Premier Class (SSIXX)

State Street Institutional U.S. Government Money Market Fund

Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX)

Investor Class (SAMXX) Premier Class (GVMXX)

State Street Institutional Treasury Money Market Fund

Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX)

Investor Class (SSNXX) Premier Class (TRIXX)

State Street Institutional Treasury Plus Money Market Fund

Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX)

Investor Class (SAEXX) Premier Class (TPIXX)

(Each a “Fund,” and collectively the “Funds”)

SUPPLEMENT DATED JULY 25, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

The table entitled “Purchase Minimums” in the section within each Fund Summary entitled “Purchase and Sale of Fund Shares” on pages 6, 12, 17 and 22 of the Prospectus is deleted in its entirety and replaced with the following:

Purchase Minimums

Institutional Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Administration Class
To establish an account	$1,000
To add to an existing account	No minimum
Investment Class
To establish an account	$250
To add to an existing account	No minimum
Investor Class
To establish an account	$10,000,000
To add to an existing account	No minimum
Premier Class
To establish an account	$250,000,000
To add to an existing account	No minimum

In addition, the first seven paragraphs in the section entitled “Shareholder Information – Purchasing Shares” beginning on page 38 of the Prospectus are deleted in their entirety and replaced with the following:

Purchasing Shares

The Funds offer five classes of shares through this Prospectus: Institutional Class, Administration Class, Investment Class, Investor Class and Premier Class available to you subject to the eligibility requirements set forth below. All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. You should choose the class with the expense structure that best meets your needs for which you are eligible. In choosing a share class, you should consider the amount you plan to invest. Your investment professional can help you choose the share class that best suits your investment needs.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of each Fund’s expenses in each Fund Summary in this Prospectus.

The minimum purchase amount may be waived for specific investors or types of investors, including, without limitation, retirement plans, employees of State Street Corporation and its affiliates and their family. In the case of shareholders purchasing shares through a Financial Intermediary, the minimum purchase amount may be applied at the level of the Financial Intermediary.

	Institutional Class	Administration Class	Investment Class	Investor Class	Premier Class
Minimum Initial Investment	$25,000,000	$1,000	$250	$10,000,000	$250,000,000

Maximum Investment	None.	None.	None.	None.	None.

Initial Sales Charge	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No.	No.	No.	No.	No.

Distribution and/or Service (12b-1) Fees	No.	0.05% annual fee.	0.10% annual fee.	No.	No.

Redemption Fees	No.	No.	No.	No.	No.

Investors pay no sales load to invest in the shares of the Funds. The price for Fund Shares is the NAV per share.

Purchase requests received by a Fund in good order (a purchase request is in good order if it meets the requirements implemented from time to time by the Transfer Agent or authorized agent of the Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a Business Day will, if payment is received by FedWire, be priced at the NAV next determined after the order is accepted by the Fund. Payments received by FedWire prior to the last Valuation Times (for the ILR Fund generally, 3:00 p.m. ET, unless the Fund closes earlier) will earn dividend accrual for that purchase.

All purchases that are made by check will be priced with the last valuation price and begin earning dividends the following Business Day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Transfer Agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds. The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank).

The minimum initial investment in Institutional Class, Administration, Investment, Investor and Premier shares of the Funds is $25 million, $1 thousand, $250, $10 million and $250 million, respectively, although the Adviser may waive the minimum in its discretion. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” may include but are not limited to accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds require prior notification of subsequent investments in excess of $10 million for the Treasury Fund and $50 million for the U.S. Government Fund and Treasury Plus Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

072519SSIITSUPP3

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street ESG Liquid Reserves Fund

Institutional Class (ELFXX) Administration Class (ESBXX) Investment Class (ELGXX)

Investor Class (ENVXX) Premier Class (ELRXX)

(the “Fund”)

SUPPLEMENT DATED JULY 25, 2019 TO THE PROSPECTUS

DATED JULY 2, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

The table entitled “Purchase Minimums” in the section in the Fund Summary entitled “Purchase and Sale of Fund Shares” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

Purchase Minimums

Institutional Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Administration Class
To establish an account	$1,000
To add to an existing account	No minimum
Investment Class
To establish an account	$250
To add to an existing account	No minimum
Investor Class
To establish an account	$10,000,000
To add to an existing account	No minimum
Premier Class
To establish an account	$250,000,000
To add to an existing account	No minimum

In addition, the first seven paragraphs in the section entitled “Shareholder Information – Purchasing Shares” beginning on page 20 of the Prospectus are deleted in their entirety and replaced with the following:

Purchasing Shares

The Fund offers five classes of shares through this Prospectus: Institutional Class, Administration Class, Investment Class, Investor Class and Premier Class available to you subject to the eligibility requirements set forth below. All classes of the Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. You should choose the class with the expense structure that best meets your needs for which you are eligible. In choosing a share class, you should consider the amount you plan to invest. Your investment professional can help you choose the share class that best suits your investment needs.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of the Fund’s expenses in the Fund Summary in this Prospectus.

The minimum purchase amount may be waived for specific investors or types of investors, including, without limitation, retirement plans, employees of State Street Corporation and its affiliates and their family. In the case of shareholders purchasing shares through a Financial Intermediary, the minimum purchase amount may be applied at the level of the Financial Intermediary.

	Institutional Class	Administration Class	Investment Class	Investor Class	Premier Class
Minimum Initial Investment	$25,000,000	$1,000	$250	$10,000,000	$250,000,000

Maximum Investment	None.	None.	None.	None.	None.

Initial Sales Charge	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No.	No.	No.	No.	No.

Distribution and/or Service (12b-1) Fees	No.	0.05% annual fee.	0.10% annual fee.	No.	No.

Redemption Fees	No.	No.	No.	No.	No.

Investors pay no sales load to invest in the shares of the Fund. The price for Fund Shares is the NAV per share.

Purchase requests received by a Fund in good order (a purchase request is in good order if it meets the requirements implemented from time to time by the Transfer Agent or authorized agent of the Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a Business Day will, if payment is received by FedWire, be priced at the NAV next determined after the order is accepted by the Fund. Payments received by FedWire prior to the last Valuation Times (for the Fund generally, 3:00 p.m. ET, unless the Fund closes earlier) will earn dividend accrual for that purchase.

All purchases that are made by check will be priced with the last valuation price and begin earning dividends the following Business Day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Transfer Agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Fund. The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank).

The minimum initial investment in Institutional Class, Administration, Investment, Investor and Premier shares of the Fund is $25 million, $1 thousand, $250, $10 million and $250 million, respectively, although the Adviser may waive the minimum in its discretion. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” may include but are not limited to accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Fund and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

072519SSIITSUP4